Other income and other expenses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Income And Expenses [Abstract]
Summary of Other Income and Expense

Other income is analysed as follows:

	2022	2021	2020
Gain on disposal of certain items of property	157	2,105	—
VAT relief	1,573	1,395	755
Reimbursements	1,289	580	498
Release of provisions for contingent liabilities	—	—	100
Other	3,505	2,334	2,529
Total	6,524	6,414	3,882